MATERIAL ACCOUNTING POLICIES - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)
MATERIAL ACCOUNTING POLICIES
Percentage of loss given default	66.60%
Difference in present value of discounted cash flows of new debt instruments as a percentage of the original debt instrument	10.00%	10.00%
Preferred dividend, as a percentage of subscription price	1.00%	1.00%
Banistmo and Bancolombia Panama
MATERIAL ACCOUNTING POLICIES
Restricted cash and cash equivalents	$ 972,818		$ 835,527
Stage 3 | Foreign Subsidiaries
MATERIAL ACCOUNTING POLICIES
Threshold amount for determination of defaulted loans	$ 20,000	$ 5